Commitments	12 Months Ended
Dec. 31, 2017
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Commitments

Note 30: Commitments

Obligations under the terms of ordinary rental agreements

The company has signed a few agreements concerning financial leases with ING and ES Finance concerning technical equipment. The breakdown per year is available in Note 20.

The company has signed a few operational leases for building, technical labs and cars with BMS, Rentys, KBC. The breakdown per maturity is available in Note 20.

Obligations under the Terms of Other Agreements

Mayo Foundation for Medical Education and Research

Based on the terms of the second amendment of the license agreement dated October 18, 2010, the Company is committed to the following payments:

Undirected research grants

The Company will fund research in the Field at Mayo Clinic of $1,000,000 per year for four years beginning in or after 2015, as soon as the Company has had both a first commercial sale of a Licensed Product and a positive cash flow from operations in the previous financial year. The Company will have an exclusive right of first negotiation to acquire an exclusive license to inventions that are the direct result of work carried out under these grants. In case the Company exercises its option to negotiate, but no agreement is reached within a certain period, then Mayo Clinic during the following nine-month period cannot enter into a licence with a third party.

Royalties

The Company will pay a 2% royalty (on net commercial sales by itself or its sub-licensees) to Mayo Clinic, for all of the products that absent the Mayo License would infringe a valid claim of a Licensed Patent (each, a “Licensed Product”), during a royalty period (on a Licensed Product-by-Licensed Product basis) beginning on the date of first commercial sale of such Licensed Product and ending on the earlier of: (i) 15 years from first commercial sale; (ii) the date on which such Licensed Product is no longer covered by a valid claim of a Licensed Patent in the territories in which it is sold; (iii) or termination of the Mayo License.

Currently no liability has been accounted for by the Group for these variable payments to Mayo Foundation.

CorQuest Medical, Inc.

Based on the terms of the Share Purchase Agreement dated 5 November 2014, former shareholders of CorQuest Medical, Inc. will be entitled to an earn-out payment based on the net revenues generated by the Company, which revenues should be generated from the selling or divesting, in all or in part, of Proprietary Intellectual Property Rights of the Company to a third party.

As from the 5 November 2014 date until the tenth anniversary of the Agreement, former shareholders of CorQuest Medical, Inc. are entitled to:

•	an Earn-Out royalty of 2% if Net Revenue are below or equal to 10 million euro

•	or an Earn-Out royalty of 4% if Net Revenue are higher than 10 million euro

OnCyte LLC-Celdara Milestones

Based on the terms of the Share Purchase Agreement dated 21 January 2015, Celdara Medical LLC, former owner of OnCyte LLC, will be entitled to development and regulatory milestones, sales milestones and royalties based on the net sales generated by the Company.

On the lead program CAR-T NKG2D, Celdara Medical will be entitled to the following development and regulatory milestones;

•	$5 million when the first patient of the second cohort of the Phase I trial is enrolled[1]

•	$6 million when dosing the first patient of a Phase II trial

•	$9 million when dosing the first patient of a Phase III trial

•	$11 million when filing of the first regulatory approval of CAR-T NKG2D

•	$14 million when CAR-T NKG2D is approved for commercialization in the US

On the other preclinical products

•	$1.5 million when a filing of an IND to the FDA

•	$4 million when dosing the first patient of a Phase II trial

•	$6 million when dosing the first patient of a Phase III trial

•	$10 million when filing of the first regulatory approval of CAR-T NKG2D

•	$15 million when CAR-T NKG2D is approved for commercialization in the US

Sales milestones will also be due to Celdara Medical and are dependent of cumulative net sales of products developed out of the OnCyte platform:

•	$15 million when first time cumulative worldwide net sales equal to or exceed $250 million

•	$25 million when first time cumulative worldwide net sales equal to or exceed $500 million

•	$40 million when first time cumulative worldwide net sales equal to or exceed $1 billion

Company will make annual royalty payments to Celdara Medical on net sales of each product sold by the Company, its affiliates and sublicensees at the applicable rate set forth below:

•	5% of the net sales if cumulative worldwide annual net sales are less or equal to $250 million

•	6% of the net sales if cumulative worldwide annual net sales are greater than $250 million and less or equal to $500 million

•	7% of the net sales if cumulative worldwide annual net sales are greater than $500 million and less or equal to $1 billion

•	8% of the net sales if cumulative worldwide annual net sales are greater than $1 billion

On all sublicensing revenues received, the Company will pay percentages ranging from 23% to 5% depending on the stage of development of the product sublicensed. On top of the amounts and percentages due to Celdara Medical LLC, the Company will owe to Dartmouth College an additional 2% royalties on its direct net sales.

In accordance with IFRS 3, some of these contingencies are recognized on balance sheet at year-end. See note 21.